Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2014, Delphi had minimum lease commitments under non-cancellable operating leases totaling $406 million, which become due as follows:

Minimum Future Operating Lease Commitments
(in millions)
2015	$101
2016	90
2017	69
2018	45
2019	51
Thereafter	50
Total	$406